Cover	Aug. 07, 2025
Cover [Abstract]
Entity Registrant Name	Data I/O Corporation
Entity Central Index Key	0000351998
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 07, 2025
Entity File Number	0-10394
Entity Incorporation State Country Code	WA
Entity Tax Identification Number	91-0864123
Entity Address Address Line 1	6645 185th Ave. N.E.
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Redmond
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98052
City Area Code	425
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	881-6444